Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (33,112,851)	$ (2,718,517)	$ (748,542)